State Street Institutional Investment Trust

SUPPLEMENT DATED NOVEMBER 7, 2017

TO THE SUMMARY PROSPECTUSES

DATED MAY 1, 2017, AS REVISED JUNE 20, 2017 and

TO THE PROSPECTUS

DATED MAY 1, 2017, AS SUPPLEMENTED

STATE STREET TARGET RETIREMENT 2015 FUND Class A (SSBBX) Class I (SSBFX) Class K (SSBHX)	STATE STREET TARGET RETIREMENT 2020 FUND Class A (SSBJX) Class I (SSBNX) Class K (SSBOX)	STATE STREET TARGET RETIREMENT 2025 FUND Class A (SSBPX) Class I (SSBRX) Class K (SSBSX)

STATE STREET TARGET RETIREMENT 2030 FUND Class A (SSBUX) Class I (SSBWX) Class K (SSBYX)	STATE STREET TARGET RETIREMENT 2035 FUND Class A (SSBZX) Class I (SSCJX) Class K (SSCKX)	STATE STREET TARGET RETIREMENT 2040 FUND Class A (SSCLX) Class I (SSCNX) Class K (SSCQX)

STATE STREET TARGET RETIREMENT 2045 FUND Class A (SSCUX) Class I (SSDDX) Class K (SSDEX)	STATE STREET TARGET RETIREMENT 2050 FUND Class A (SSDFX) Class I (SSDJX) Class K (SSDLX)	STATE STREET TARGET RETIREMENT 2055 FUND Class A (SSDMX) Class I (SSDOX) Class K (SSDYX)

STATE STREET TARGET RETIREMENT 2060 FUND Class A (SSDTX) Class I (SSDWX) Class K (SSDYX)	STATE STREET TARGET RETIREMENT FUND Class A (SSFLX) Class I (SSFNX) Class K (SSFOX)

The following Underlying Fund names have changed as indicated in the table below. Effective immediately, all references to the following Underlying Fund names in the Summary Prospectuses, the Prospectus and Appendix A to the Prospectus are superseded as follows:

Current Underlying Fund Name	New Underlying Fund Name
SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Portfolio Long Term Treasury ETF
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	SPDR Portfolio Short Term Corporate Bond ETF
SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Portfolio Short Term Treasury ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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